EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in plan assets (Details) - Post-employment health care benefit - Plan assets - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ 0	R$ 0
Contributions from sponsors	13,243	17,159	R$ 12,572
Contributions from participants	2,088	1,496	1,556
Payment of benefits	(15,331)	(18,655)	(14,128)
Fair value of plan assets at the end of the year	R$ 0	R$ 0	R$ 0